Schedule of Investments (unaudited)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.3%
Abacus Property Group	409,640	$734,367
Accent Group Ltd.	283,227	268,015
Alkane Resources Ltd.(a)	389,728	170,524
Ansell Ltd.	105,032	1,896,153
Arena REIT	343,824	865,905
AUB Group Ltd.	62,320	824,591
Austal Ltd.	323,275	514,700
Australian Clinical Labs Ltd.	112,024	242,465
Australian Ethical Investment Ltd.	81,624	241,414
BWP Trust	478,252	1,251,016
Charter Hall Social Infrastructure REIT	326,192	724,366
Codan Ltd./Australia	84,664	209,732
Credit Corp. Group Ltd.	67,336	800,440
CSR Ltd.	481,384	1,425,990
Dexus Industria REIT	221,312	375,035
DGL Group Ltd./Au(a)(b)	114,304	111,701
Eclipx Group Ltd.(a)	283,024	338,505
GDI Property Group Partnership	512,696	258,798
Genworth Mortgage Insurance Australia Ltd.	386,840	671,494
GrainCorp Ltd., Class A	186,656	1,003,429
Grange Resources Ltd.	516,496	204,926
Growthpoint Properties Australia Ltd.	258,248	549,762
GWA Group Ltd.	222,528	288,905
Hansen Technologies Ltd.	135,280	426,015
Healius Ltd.	419,095	918,075
HUB24 Ltd.	45,356	735,422
Imdex Ltd.	353,856	461,896
Integral Diagnostics Ltd.	206,568	347,380
JB Hi-Fi Ltd.	98,952	2,712,467
Johns Lyng Group Ltd.	116,452	484,194
Jumbo Interactive Ltd.	53,048	461,883
Mayne Pharma Group Ltd.(a)	1,438,528	248,503
McMillan Shakespeare Ltd.	69,160	579,568
Monadelphous Group Ltd.	89,832	785,330
New Hope Corp. Ltd.	380,608	1,382,622
nib holdings Ltd.	391,552	1,675,469
Nick Scali Ltd.	58,834	378,904
Objective Corp. Ltd.	18,088	171,680
Pendal Group Ltd.	289,256	908,569
Perenti Global Ltd.(a)	647,064	396,544
Perseus Mining Ltd.(b)	1,003,352	1,168,604
Platinum Asset Management Ltd.	516,192	590,959
Pro Medicus Ltd.	39,064	1,391,748
PWR Holdings Ltd.	74,632	479,426
Ramelius Resources Ltd.	732,488	343,785
Rural Funds Group.	379,392	618,978
Sandfire Resources Ltd.	328,928	732,550
Seven West Media Ltd.(a)	966,872	289,709
SG Fleet Group Ltd.	135,432	174,058
Sigma Healthcare Ltd.	1,050,472	425,683
SmartGroup Corp. Ltd.	126,008	397,278
Super Retail Group Ltd.	130,720	859,511
Tabcorp Holdings Ltd.	2,209,776	1,364,273
Tassal Group Ltd.	212,040	704,092
Technology One Ltd.	224,200	1,724,772
Waypoint REIT Ltd.	706,592	1,233,703
Westgold Resources Ltd.(a)	306,934	143,358
Security	Shares	Value

Australia (continued)
Whitehaven Coal Ltd.	579,120	$3,363,990
		43,053,231
Austria — 0.0%
Semperit AG Holding	8,246	163,047

Belgium — 0.9%
AGFA-Gevaert NV(a)	119,624	361,662
Econocom Group SA/NV	110,200	299,500
Gimv NV	15,960	681,392
Intervest Offices & Warehouses NV	21,128	458,310
Ion Beam Applications	17,480	243,918
Orange Belgium SA(a)	12,312	208,391
Recticel SA(b)	35,720	493,617
Tessenderlo Group SA(a)	13,224	400,819
Van de Velde NV	5,928	187,043
X-Fab Silicon Foundries SE(a)(b)(c)	60,040	310,826
		3,645,478
Canada — 16.0%
Advantage Energy Ltd.(a)	191,216	1,445,682
Aecon Group Inc.	48,499	343,891
Andlauer Healthcare Group Inc.	14,175	543,340
Artis REIT	55,328	387,846
Athabasca Oil Corp.(a)	579,728	1,170,222
Badger Infrastructure Solutions Ltd.	28,576	603,676
Baytex Energy Corp.(a)	468,464	2,544,598
Birchcliff Energy Ltd.	222,832	1,732,147
Boardwalk REIT	23,104	822,169
BSR Real Estate Investment Trust	31,464	443,642
Calian Group Ltd.	3,192	134,629
Canaccord Genuity Group Inc.	89,072	456,360
Canfor Corp.(a)	67,987	1,021,539
Cardinal Energy Ltd.	128,896	874,224
Cascades Inc.	70,376	456,655
Celestica Inc.(a)	104,576	1,147,584
Cogeco Inc.	4,408	187,729
Corby Spirit and Wine Ltd.	12,464	154,616
Corus Entertainment Inc., Class B, NVS	201,248	317,601
Crescent Point Energy Corp.	574,560	4,491,551
Crew Energy Inc.(a)	139,840	617,930
Dream Office REIT	24,776	280,250
DREAM Unlimited Corp., Class A	20,368	371,523
Dundee Precious Metals Inc.	160,056	726,059
ECN Capital Corp.	233,472	704,349
Enerplus Corp.	213,712	3,705,272
Evertz Technologies Ltd.	27,816	241,337
Extendicare Inc.	79,800	410,613
Finning International Inc.	134,619	2,862,636
Freehold Royalties Ltd.	100,472	1,250,046
Frontera Energy Corp.(a)	60,192	503,680
H&R Real Estate Investment Trust	137,408	1,130,652
Home Capital Group Inc.	41,496	802,294
Interfor Corp.(a)	54,264	963,914
Kelt Exploration Ltd.(a)	161,120	696,588
Labrador Iron Ore Royalty Corp.	47,424	983,047
Lassonde Industries Inc., Class A	3,192	275,515
Linamar Corp.	38,000	1,626,440
Major Drilling Group International Inc.(a)	73,872	444,636
Martinrea International Inc.	67,032	429,544
Morguard Corp.	5,168	424,828
Morguard North American Residential REIT	19,760	230,619

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Mullen Group Ltd.	88,768	$892,013
North West Co. Inc. (The)	47,576	1,237,985
NuVista Energy Ltd.(a)	182,704	1,811,819
Obsidian Energy Ltd.(a)	69,160	628,981
Paramount Resources Ltd., Class A	61,256	1,297,646
Parex Resources Inc.	115,672	1,764,352
Pason Systems Inc.	47,880	508,550
Peyto Exploration & Development Corp.	138,472	1,292,887
Precision Drilling Corp.(a)	13,528	997,955
Russel Metals Inc.	62,320	1,290,909
Sleep Country Canada Holdings Inc.(c)	36,176	595,343
Sprott Inc.	20,073	719,466
Surge Energy Inc.	70,528	529,601
Tamarack Valley Energy Ltd.	340,480	1,312,086
Timbercreek Financial Corp.	83,296	470,178
Topaz Energy Corp.	62,249	1,052,752
Torex Gold Resources Inc.(a)	85,272	580,852
Transcontinental Inc., Class A	60,648	692,242
Trican Well Service Ltd.(a)	219,488	583,218
Uni-Select Inc.(a)	39,216	1,063,626
Vermilion Energy Inc.	134,216	3,131,887
Westshore Terminals Investment Corp.	41,952	750,446
Whitecap Resources Inc.	502,968	3,898,662
Winpak Ltd.	27,512	838,476
		66,903,405
China — 0.0%
E-Commodities Holdings Ltd.	1,232,000	163,165
Cyprus — 0.1%
Atalaya Mining PLC	117,952	373,338
Denmark — 1.4%
cBrain A/S	7,448	162,940
Chemometec A/S	12,920	1,217,846
D/S Norden A/S	22,496	1,164,281
Matas A/S	41,192	394,249
Per Aarsleff Holding A/S	17,936	501,112
Scandinavian Tobacco Group A/S, Class A(c)	53,808	901,320
Solar A/S, Class B	5,168	389,737
Spar Nord Bank A/S	85,424	1,034,292
		5,765,777
Finland — 0.5%
F-Secure OYJ(a)	94,848	268,078
Marimekko OYJ	27,512	248,414
Oriola OYJ, Class B	115,672	209,878
Rovio Entertainment OYJ(c)	41,952	239,121
Talenom OYJ	23,256	206,845
Uponor OYJ	44,840	595,584
WithSecure OYJ(a)	89,984	145,484
		1,913,404
France — 5.2%
ABC arbitrage	40,280	260,336
AKWEL	9,120	132,489
Aubay	7,752	339,284
Beneteau SA	38,304	424,495
Boiron SA	4,408	201,257
Bonduelle SCA	12,312	143,065
Carmila SA	56,088	784,693
Chargeurs SA	15,960	210,964
Coface SA(a)	104,424	1,162,464
Security	Shares	Value

France (continued)
Derichebourg SA	77,064	$336,514
Equasens	3,192	224,152
Eramet SA	7,600	497,888
Esker SA	4,560	598,315
Etablissements Maurel et Prom SA	62,320	280,116
Euroapi SA(a)	51,376	899,026
Eutelsat Communications SA(b)	142,880	1,434,250
Fnac Darty SA	15,352	474,274
Groupe Guillin	6,384	113,831
IPSOS	39,672	1,920,410
LNA Sante SA	4,712	137,371
Maisons du Monde SA(c)	29,488	289,051
Manitou BF SA(b)	9,880	201,625
Mercialys SA	75,544	654,158
Mersen SA	17,632	570,482
Metropole Television SA	26,448	273,539
Quadient SA	34,352	483,307
Rubis SCA	96,064	2,181,549
SMCP SA(a)(c)	41,800	262,752
Societe BIC SA	24,016	1,378,665
Sopra Steria Group SACA	15,352	2,032,028
Television Francaise 1	44,080	279,823
Trigano SA	7,296	746,799
Vicat SA	15,504	355,402
Vilmorin & Cie SA	5,928	262,677
Virbac SA	3,518	862,080
Wavestone	8,512	366,756
		21,775,887
Germany — 3.0%
Adesso SE	2,280	225,735
Basler AG	9,008	244,519
Bertrandt AG	5,624	167,489
Cewe Stiftung & Co. KGaA	5,320	416,725
Deutz AG	111,264	420,067
Draegerwerk AG & Co. KGaA	2,888	104,316
Elmos Semiconductor SE	8,056	368,257
ElringKlinger AG	22,845	163,519
GFT Technologies SE	17,024	555,021
Hornbach Holding AG & Co. KGaA	7,752	528,419
Indus Holding AG	19,912	392,928
K+S AG, Registered	194,187	4,287,453
Kloeckner & Co. SE	73,112	572,991
MBB SE	2,210	184,987
Salzgitter AG(b)	29,792	665,808
Software AG(b)	42,864	937,735
Steico SE	4,712	207,138
Stratec SE	6,688	560,645
Takkt AG	34,048	440,958
Vitesco Technologies Group AG(a)	19,912	1,065,462
Wuestenrot & Wuerttembergische AG	17,784	250,907
		12,761,079
Guernsey — 0.2%
Balanced Commercial Property Trust Ltd.	719,264	688,751
Hong Kong — 2.5%
Cafe de Coral Holdings Ltd.	310,000	361,782
Chow Sang Sang Holdings International Ltd.	310,000	285,898
CITIC Telecom International Holdings Ltd.	1,694,000	500,671
Cowell e Holdings Inc.(a)	308,000	376,854
Crystal International Group Ltd.(c)	616,000	157,065

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Dah Sing Banking Group Ltd.	308,000	$183,649
Dah Sing Financial Holdings Ltd.	157,600	311,859
Far East Consortium International Ltd.	1,173,900	264,532
First Pacific Co. Ltd.	2,156,000	570,920
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,540,000	204,009
K Wah International Holdings Ltd.	924,000	258,763
Kerry Properties Ltd.	465,000	735,576
Luk Fook Holdings International Ltd.	380,000	825,509
Pacific Basin Shipping Ltd.	4,928,000	1,193,083
Pacific Textiles Holdings Ltd.	924,000	275,518
PAX Global Technology Ltd.	616,000	484,126
Perfect Medical Health Management Ltd.	310,000	109,845
Prosperity REIT	1,232,000	260,587
SmarTone Telecommunications Holdings Ltd.	308,000	152,245
Stella International Holdings Ltd.	539,000	521,858
Sun Hung Kai & Co. Ltd.	616,000	215,105
Sunlight REIT	1,078,000	342,960
Texhong Textile Group Ltd.	232,500	149,744
United Laboratories International Holdings Ltd. (The)	1,232,000	516,362
VSTECS Holdings Ltd.	616,000	296,188
VTech Holdings Ltd.	169,400	901,751
		10,456,459
Ireland — 0.2%
Greencore Group PLC(a)	522,272	401,291
Origin Enterprises PLC	115,064	426,750
		828,041
Israel — 1.1%
Delek Automotive Systems Ltd.	42,882	552,152
Delta Galil Industries Ltd.(b)	7,144	323,449
Equital Ltd.(a)	2	50
IDI Insurance Co. Ltd.	6,840	182,160
Isracard Ltd.	198,664	587,421
Ituran Location and Control Ltd.	15,049	360,875
Magic Software Enterprises Ltd.	2,888	44,902
Malam - Team Ltd.	5,821	132,309
Mehadrin Ltd.(a)	—	14
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	27,360	142,415
Plus500 Ltd.	97,584	2,019,962
Summit Real Estate Holdings Ltd.	31,008	432,073
		4,777,782
Italy — 0.9%
Banca IFIS SpA	29,944	353,576
Biesse SpA	12,920	155,609
Danieli & C Officine Meccaniche SpA	8,360	170,632
Digital Bros. SpA	5,168	121,786
El.En. SpA	42,560	520,597
Esprinet SpA	24,482	163,082
Immobiliare Grande Distribuzione SIIQ SpA	55,936	161,118
Iren SpA	526,072	781,786
OVS SpA(c)	175,456	327,552
Pharmanutra SpA	3,496	234,286
RAI Way SpA(c)	80,560	385,921
SOL SpA	29,336	527,703
		3,903,648
Japan — 25.9%
Adastria Co. Ltd.	15,200	206,418
Aichi Corp.	30,400	161,415
Aida Engineering Ltd.	45,600	264,933
Alpen Co. Ltd.	15,300	207,937
Security	Shares	Value

Japan (continued)
Alpha Systems Inc.	3,300	$95,249
AOKI Holdings Inc.	30,400	146,936
Arata Corp.	15,200	419,684
Arcs Co. Ltd.	45,600	607,814
Argo Graphics Inc.	15,200	395,864
Avex Inc.	30,600	343,011
Axial Retailing Inc.	16,000	364,356
Belc Co. Ltd.	7,900	302,198
Belluna Co. Ltd.	60,800	293,008
BML Inc.	20,600	465,672
Bunka Shutter Co. Ltd.	45,600	327,871
C.I. Takiron Corp.	31,000	107,112
Canon Electronics Inc.	15,200	160,495
Canon Marketing Japan Inc.	35,300	744,900
Cawachi Ltd.	15,300	211,751
Central Glass Co. Ltd.	23,300	550,174
Chofu Seisakusho Co. Ltd.	15,200	207,579
Citizen Watch Co. Ltd.	258,400	1,085,205
CONEXIO Corp.	15,200	116,337
Daihen Corp.	15,300	394,538
Daiho Corp.	2,300	65,224
Daiken Corp.	15,200	203,518
Daiki Aluminium Industry Co. Ltd.	30,400	261,761
Daikokutenbussan Co. Ltd.	4,800	146,406
Daiwa Industries Ltd.	30,400	254,918
Daiwabo Holdings Co. Ltd.	76,000	980,654
DCM Holdings Co. Ltd.	106,400	829,037
Dexerials Corp.	45,600	1,062,062
Doshisha Co. Ltd.	30,400	309,003
DTS Corp.	35,400	841,622
Duskin Co. Ltd.	45,600	874,403
DyDo Group Holdings Inc.	6,800	207,496
EDION Corp.	76,000	603,226
Eiken Chemical Co. Ltd.	30,600	377,955
Eizo Corp.	15,300	372,196
Electric Power Development Co. Ltd.	152,000	2,113,969
EM Systems Co. Ltd.	30,400	201,111
Exedy Corp.	30,400	356,392
FCC Co. Ltd.	30,400	295,577
Ferrotec Holdings Corp.	30,400	515,132
Fujicco Co. Ltd.	15,500	198,210
Fujimori Kogyo Co. Ltd.	15,200	317,506
Fukui Computer Holdings Inc.	3,600	84,048
Fullcast Holdings Co. Ltd.	23,200	464,040
Furukawa Co. Ltd.	30,400	266,557
G-7 Holdings Inc.	15,500	148,404
Geo Holdings Corp.	30,400	397,744
GLOBERIDE Inc.	15,200	237,576
Glory Ltd.	45,600	703,089
GMO GlobalSign Holdings KK	4,000	124,338
Goldcrest Co. Ltd.	15,300	179,572
G-Tekt Corp.	30,400	271,743
Gunze Ltd.	15,200	390,440
H.U. Group Holdings Inc.	45,600	848,835
Halows Co. Ltd.	4,800	96,413
Hamakyorex Co. Ltd.	15,200	339,527
Heiwado Co. Ltd.	30,400	384,705
Hioki E.E. Corp.	6,000	286,397
Hogy Medical Co. Ltd.	30,400	674,241
Hokkaido Electric Power Co. Inc.	167,200	508,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokuetsu Corp.	106,400	$551,946
Hosiden Corp.	45,600	480,982
Idec Corp./Japan	30,400	651,131
Iino Kaiun Kaisha Ltd.	76,000	378,230
Inaba Denki Sangyo Co. Ltd.	35,200	657,072
Inabata & Co. Ltd.	39,100	645,987
Itochu Enex Co. Ltd.	45,900	315,868
Itochu-Shokuhin Co. Ltd.	2,800	91,863
Itoham Yonekyu Holdings Inc.	139,000	621,582
JAC Recruitment Co. Ltd.	15,300	260,313
Jaccs Co. Ltd.	15,500	375,862
Japan Aviation Electronics Industry Ltd.	48,600	756,405
Japan Pulp & Paper Co. Ltd.	9,700	299,301
Japan Wool Textile Co. Ltd. (The)	45,600	305,698
JDC Corp.	30,400	117,278
J-Oil Mills Inc.	15,200	161,679
Joshin Denki Co. Ltd.	15,200	195,656
Joyful Honda Co. Ltd.	45,900	559,488
Kaga Electronics Co. Ltd.	15,200	450,480
Kaken Pharmaceutical Co. Ltd.	20,600	527,262
Kanamoto Co. Ltd.	30,600	441,742
Kandenko Co. Ltd.	76,000	427,192
Kaneka Corp.	35,100	870,384
Kanematsu Corp.	76,400	755,923
Kanematsu Electronics Ltd.	8,500	252,511
Kanto Denka Kogyo Co. Ltd.	45,600	290,879
Katakura Industries Co. Ltd.	15,500	212,073
KeePer Technical Laboratory Co. Ltd.	15,200	419,163
Keiyo Bank Ltd. (The)	106,400	373,733
Keiyo Co. Ltd.	30,600	186,435
KFC Holdings Japan Ltd.	15,200	284,481
Kissei Pharmaceutical Co. Ltd.	30,400	536,996
Kitz Corp.	60,800	360,443
Koa Corp.	30,400	437,833
Kohnan Shoji Co. Ltd.	17,700	370,604
Komeri Co. Ltd.	30,400	530,357
Konica Minolta Inc.	380,000	1,157,843
Konishi Co. Ltd.	30,400	355,118
Konoike Transport Co. Ltd.	30,400	319,919
K’s Holdings Corp.	136,800	1,072,021
Kura Sushi Inc.(b)	15,500	362,576
Kureha Corp.	15,200	975,985
KYB Corp.	15,200	332,514
Kyoei Steel Ltd.	15,500	136,864
Kyokuto Kaihatsu Kogyo Co. Ltd.	30,400	282,491
KYORIN Holdings Inc.	30,400	376,167
Macnica Holdings Inc.	39,100	782,042
MARUKA FURUSATO Corp.	20,900	519,280
Maruzen Showa Unyu Co. Ltd.	15,200	310,201
Matsuda Sangyo Co. Ltd.	15,200	226,757
Max Co. Ltd.	30,400	433,254
Maxell Ltd.	45,600	378,295
Maxvalu Tokai Co. Ltd.	2,700	50,909
MCJ Co. Ltd.	60,800	383,974
Megachips Corp.	15,200	260,184
Megmilk Snow Brand Co. Ltd.	45,600	496,598
Meidensha Corp.	30,400	404,451
Meiko Electronics Co. Ltd.	15,200	269,460
Melco Holdings Inc.	3,900	81,931
Micronics Japan Co. Ltd.	15,200	140,520
Security	Shares	Value

Japan (continued)
Mimasu Semiconductor Industry Co. Ltd.	15,200	$235,056
Mitsubishi Pencil Co. Ltd.	30,400	295,882
Mitsubishi Research Institute Inc.	7,200	251,477
Mitsubishi Shokuhin Co. Ltd.	15,200	307,667
Mitsuboshi Belting Ltd.	21,200	450,971
Mitsui DM Sugar Holdings Co. Ltd.	15,200	194,186
Mitsui-Soko Holdings Co. Ltd.	15,300	318,948
Mixi Inc.	32,000	501,664
Mizuno Corp.	15,300	261,935
Mochida Pharmaceutical Co. Ltd.	21,300	490,486
Monogatari Corp. (The)	7,700	352,771
Morita Holdings Corp.	30,400	260,712
Musashino Bank Ltd. (The)	15,200	175,529
Nachi-Fujikoshi Corp.	15,200	398,189
Nafco Co. Ltd.	15,200	161,226
Nagaileben Co. Ltd.	15,200	208,602
Nagase & Co. Ltd.	77,500	1,055,884
Nichiden Corp.	15,200	179,688
Nichiha Corp.	30,400	575,670
Nikkon Holdings Co. Ltd.	45,600	712,351
Nippn Corp., New	45,600	479,984
Nippon Electric Glass Co. Ltd.	76,000	1,315,985
Nippon Gas Co. Ltd.	91,200	1,324,862
Nippon Light Metal Holdings Co. Ltd.	45,600	444,395
Nippon Road Co. Ltd. (The)	3,700	152,281
Nippon Signal Company Ltd.	31,000	210,124
Nippon Soda Co. Ltd.	20,900	623,506
Nippon Steel Trading Corp.	15,200	522,986
Nippon Television Holdings Inc.	45,900	342,290
Nishimatsuya Chain Co. Ltd.	30,600	280,523
Nishio Rent All Co. Ltd.	18,700	375,987
Nissha Co. Ltd.	45,600	536,866
Nisshin Oillio Group Ltd. (The)	15,200	325,900
Nisshinbo Holdings Inc.	136,800	948,268
Nissin Electric Co. Ltd.	45,600	423,263
Nitta Corp.	15,500	300,757
Nittetsu Mining Co. Ltd.	11,800	234,763
Nitto Kogyo Corp.	30,400	503,129
Nojima Corp.	60,800	506,363
Noritake Co. Ltd./Nagoya Japan	8,500	235,965
Noritsu Koki Co. Ltd.	15,200	273,636
Noritz Corp.	30,400	312,042
NS United Kaiun Kaisha Ltd.	9,800	243,905
Obara Group Inc.	8,700	201,747
Oiles Corp.	30,400	305,469
Okamura Corp.	60,800	559,676
Okasan Securities Group Inc.	152,000	361,549
Oki Electric Industry Co. Ltd.	76,000	376,762
Okinawa Cellular Telephone Co.	19,300	364,974
Okinawa Electric Power Co. Inc. (The)	45,636	316,708
Optex Group Co. Ltd.	30,400	418,511
Organo Corp.	18,900	326,091
Osaka Soda Co. Ltd.	15,200	369,419
Pacific Industrial Co. Ltd.	45,600	321,183
Paramount Bed Holdings Co. Ltd.	45,800	815,323
Piolax Inc.	30,400	378,006
Plenus Co. Ltd.	15,500	274,574
Pressance Corp.	15,500	159,004
Prima Meat Packers Ltd.	22,700	300,392
Raito Kogyo Co. Ltd.	45,600	622,054

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Raiznext Corp.	30,400	$254,628
Relia Inc.	30,600	205,344
Riken Keiki Co. Ltd.	13,500	371,190
Riken Vitamin Co. Ltd.	15,200	192,640
Riso Kagaku Corp.	20,900	331,980
Ryosan Co. Ltd.	23,500	415,575
Sakata INX Corp.	45,600	326,322
San-Ai Obbli Co. Ltd.	45,900	379,121
Sanki Engineering Co. Ltd.	30,400	329,077
Sanyo Chemical Industries Ltd.	5,800	164,269
Sanyo Denki Co. Ltd.	8,000	292,835
Sawai Group Holdings Co. Ltd.	30,600	883,275
Seiko Group Corp.	30,400	643,907
Seiren Co. Ltd.	31,000	485,556
Sekisui Jushi Corp.	30,400	348,092
Shibuya Corp.	15,200	262,333
Shikoku Chemicals Corp.	30,400	264,648
Shimamura Co. Ltd.	17,200	1,390,919
Shin-Etsu Polymer Co. Ltd.	45,600	380,080
Shinmaywa Industries Ltd.	60,800	414,636
Shizuoka Gas Co. Ltd.	45,600	334,017
Shoei Co. Ltd.	16,900	623,245
Siix Corp.	30,400	234,380
SKY Perfect JSAT Holdings Inc.	167,200	585,623
SPARX Group Co. Ltd.	17,980	181,217
Star Micronics Co. Ltd.	30,400	348,233
Starts Corp. Inc.	30,400	536,969
Sumitomo Densetsu Co. Ltd.	15,300	269,162
Sumitomo Osaka Cement Co. Ltd.	32,000	681,306
Sumitomo Riko Co. Ltd.	30,400	119,873
Sumitomo Rubber Industries Ltd.	15,200	130,436
Sun Frontier Fudousan Co. Ltd.	30,800	237,806
Suruga Bank Ltd.	136,800	362,374
Taihei Dengyo Kaisha Ltd.	15,200	335,508
Takamatsu Construction Group Co. Ltd.	15,300	199,514
Takara Standard Co. Ltd.	30,400	261,041
Takasago International Corp.	15,200	285,602
Tama Home Co. Ltd.	15,200	238,293
Tamron Co. Ltd.	15,200	337,648
Tenma Corp.	15,200	211,320
T-Gaia Corp.	15,500	172,531
TKC Corp.	23,200	592,225
Toa Corp./Tokyo	15,200	248,511
TOC Co. Ltd.	31,000	161,114
Tocalo Co. Ltd.	60,800	485,768
Toenec Corp.	3,700	87,462
Toho Holdings Co. Ltd.	60,800	826,846
Toho Titanium Co. Ltd.	30,400	458,122
Tokai Corp./Gifu	15,500	196,806
TOKAI Holdings Corp.	91,200	544,673
Tokai Rika Co. Ltd.	45,600	475,858
Token Corp.	5,300	279,387
Tokushu Tokai Paper Co. Ltd.	8,700	171,115
TOMONY Holdings Inc.	136,800	297,222
Tomy Co. Ltd.	91,200	800,814
Topre Corp.	45,600	360,566
Tosei Corp.	30,600	291,833
Towa Pharmaceutical Co. Ltd.	30,400	457,578
Toyo Construction Co. Ltd.	60,800	367,374
Toyo Tanso Co. Ltd.	15,200	380,398
Security	Shares	Value

Japan (continued)
TS Tech Co. Ltd.	76,000	$794,785
Tsubakimoto Chain Co.	23,900	511,693
TV Asahi Holdings Corp.	15,500	145,186
UBE Corp.	76,000	980,232
Union Tool Co.	6,000	144,439
United Super Markets Holdings Inc.	45,600	321,073
Valor Holdings Co. Ltd.	30,400	351,528
VT Holdings Co. Ltd.	76,000	246,224
Wacom Co. Ltd.	137,600	597,085
Wakita & Co. Ltd.	45,600	359,984
Weathernews Inc.	3,700	192,708
YAMABIKO Corp.	30,400	234,088
Yamazen Corp.	60,800	377,998
Yellow Hat Ltd.	30,400	364,478
Yodogawa Steel Works Ltd.	19,900	323,493
Yokogawa Bridge Holdings Corp.	30,400	404,004
Yokohama Rubber Co. Ltd. (The)	91,200	1,426,104
Yokowo Co. Ltd.	15,200	207,179
Yonex Co. Ltd.	45,600	422,441
Yuasa Trading Co. Ltd.	15,200	378,334
Yurtec Corp.	45,600	218,258
Zenrin Co. Ltd.	30,400	178,936
ZERIA Pharmaceutical Co. Ltd.	22,200	330,703
Zuken Inc.	15,200	342,625
		108,376,366
Netherlands — 3.4%
Aalberts NV	39,050	1,354,710
Arcadis NV	60,496	2,053,056
B&S Group Sarl(c)	28,424	148,808
Brunel International NV	20,520	189,016
Cementir Holding NV	38,912	226,483
Eurocommercial Properties NV	42,104	925,860
Fugro NV(a)	97,280	1,263,586
Koninklijke BAM Groep NV(a)	271,776	593,129
NSI NV	19,615	468,992
PostNL NV	368,144	576,399
Signify NV(c)	109,831	3,042,886
TKH Group NV	39,802	1,407,487
TomTom NV(a)	72,656	567,956
Van Lanschot Kempen NV	31,464	679,051
Vastned Retail NV	10,792	219,170
Wereldhave NV	33,744	413,251
		14,129,840
Norway — 1.5%
Borregaard ASA	78,584	1,056,586
BW LPG Ltd.(c)	84,664	684,994
Elkem ASA(c)	287,280	954,417
Europris ASA(c)	131,784	784,663
Golden Ocean Group Ltd.	129,758	1,065,154
MPC Container Ships AS	263,264	415,298
Selvaag Bolig ASA	39,216	126,933
Stolt-Nielsen Ltd.	17,784	426,529
Wallenius Wilhelmsen ASA	107,768	766,184
		6,280,758
Singapore — 3.0%
AIMS APAC REIT(b)	427,900	371,694
Bumitama Agri Ltd.	334,400	140,329
Capitaland India Trust	711,800	563,312
ComfortDelGro Corp. Ltd.	1,778,400	1,596,456

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
First Resources Ltd.	443,700	$466,166
Frencken Group Ltd.	304,000	180,420
Golden Agri-Resources Ltd.	5,228,800	1,072,211
Haw Par Corp. Ltd.	106,400	710,327
Hour Glass Ltd. (The)	243,200	335,285
Hutchison Port Holdings Trust, Class U(b)	4,256,000	695,107
Japfa Ltd.	321,600	115,839
Keppel Pacific Oak US REIT	670,100	361,918
Lendlease Global Commercial REIT	744,922	368,708
Raffles Medical Group Ltd.	799,200	750,895
Riverstone Holdings Ltd./Singapore(b)	440,800	167,967
Sasseur Real Estate Investment Trust	577,600	289,811
Sheng Siong Group Ltd.	592,800	653,814
Silverlake Axis Ltd.	790,400	181,294
Starhill Global REIT	1,170,400	426,092
Yangzijiang Financial Holding Ltd.(a)(b)	2,356,000	515,897
Yangzijiang Shipbuilding Holdings Ltd.	2,594,400	2,199,339
Yanlord Land Group Ltd.	592,800	362,299
		12,525,180
Spain — 0.7%
Atresmedia Corp. de Medios de Comunicacion SA	102,144	294,775
Faes Farma SA	308,256	1,163,508
Global Dominion Access SA(c)	84,968	311,527
Indra Sistemas SA	30,248	270,528
Lar Espana Real Estate Socimi SA	59,432	231,704
Mediaset Espana Comunicacion SA(a)	73,264	227,862
Miquel y Costas & Miquel SA	15,200	161,030
Neinor Homes SA(b)(c)	29,032	232,101
		2,893,035
Sweden — 1.9%
AcadeMedia AB(c)	86,336	369,547
Ambea AB(c)	70,680	250,010
Arjo AB, Class B	174,192	694,849
Betsson AB	114,456	832,350
Bilia AB, Class A	58,254	617,040
Biotage AB	54,720	898,142
Clas Ohlson AB, Class B	39,368	262,903
GARO AB	23,574	237,683
HMS Networks AB	21,432	551,413
Inwido AB	55,480	498,378
Kambi Group PLC, Class B(a)	21,323	337,152
KNOW IT AB	17,480	347,902
Lime Technologies AB	8,816	161,130
MEKO AB	33,896	320,312
New Wave Group AB, Class B	41,648	578,838
Nobia AB	95,608	159,212
Resurs Holding AB(c)	129,960	282,398
Svolder AB	66,754	346,212
		7,745,471
Switzerland — 5.9%
APG SGA SA	1,085	177,158
Arbonia AG(b)	51,680	628,140
Autoneum Holding AG(b)	2,280	218,068
Belimo Holding AG, Registered	4,256	1,733,500
BKW AG	17,480	2,039,264
Bobst Group SA, Registered	8,208	504,390
Bucher Industries AG, Registered	5,472	1,844,970
Burckhardt Compression Holding AG	3,040	1,315,099
Burkhalter Holding AG	7,296	568,321
Security	Shares	Value

Switzerland (continued)
Coltene Holding AG, Registered	2,736	$218,878
Comet Holding AG, Registered	5,776	919,526
Galenica AG(c)	41,648	2,992,326
Huber + Suhner AG, Registered	16,112	1,435,121
Inficon Holding AG, Registered	1,377	1,094,874
Intershop Holding AG	1,216	739,573
Kardex Holding AG, Registered	5,207	796,262
LEM Holding SA, Registered	608	1,012,777
Medacta Group SA(c)	5,776	519,716
Medartis Holding AG(a)(c)	4,408	342,539
Metall Zug AG, Class B, Registered	199	368,647
Mobilezone Holding AG, Registered	42,256	670,165
Orior AG	6,536	455,627
Sensirion Holding AG(a)(c)	7,808	710,389
SFS Group AG	13,832	1,250,806
Trifork Holding AG	12,616	250,035
TX Group AG	2,736	380,164
u-blox Holding AG	6,840	700,308
Vetropack Holding AG, Registered	9,424	301,326
V-ZUG Holding AG(a)	2,128	153,573
Zehnder Group AG, Registered	9,272	499,329
		24,840,871
United Kingdom — 14.2%
Advanced Medical Solutions Group PLC	214,320	670,985
AG Barr PLC	94,544	487,204
Alliance Pharma PLC	508,288	361,516
Bakkavor Group PLC(c)	196,840	205,420
Bank of Georgia Group PLC	36,632	892,703
Bodycote PLC	164,464	934,737
Centamin PLC	984,808	1,001,150
Central Asia Metals PLC	165,984	406,636
Civitas Social Housing PLC	605,720	414,005
Clarkson PLC	27,360	865,978
CLS Holdings PLC(b)	196,384	322,292
CMC Markets PLC(c)	125,248	352,540
Coats Group PLC	924,160	641,147
Craneware PLC	26,448	561,115
Currys PLC	922,792	689,212
Custodian Reit PLC	415,416	421,613
CVS Group PLC	55,632	1,202,530
Drax Group PLC	404,472	2,415,352
EMIS Group PLC	56,544	1,204,813
Empiric Student Property PLC	598,272	562,600
EnQuest PLC(a)	1,496,136	463,978
Ergomed PLC(a)	29,391	413,016
Euromoney Institutional Investor PLC	108,528	1,802,300
Ferrexpo PLC	291,992	342,469
Firstgroup PLC	766,688	920,470
Forterra PLC(c)	220,096	551,507
Gulf Keystone Petroleum Ltd.	214,472	514,162
Halfords Group PLC	221,008	446,836
Helical PLC	90,136	341,114
IG Group Holdings PLC	316,464	2,886,549
Impact Healthcare Reit PLC	306,128	367,127
Impax Asset Management Group PLC	73,112	560,839
Indivior PLC, NVS	140,600	2,663,207
International Distributions Services PLC	664,696	1,537,694
Investec PLC	710,569	3,561,154
IP Group PLC	820,952	553,257
Judges Scientific PLC	5,472	435,505

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Jupiter Fund Management PLC	436,240	$519,019
Keller Group PLC	72,200	519,977
Luceco PLC(c)	85,328	76,655
Man Group PLC/Jersey	1,364,630	3,394,663
Mediclinic International PLC	408,880	2,326,005
Morgan Advanced Materials PLC	285,304	804,879
Morgan Sindall Group PLC	31,920	563,230
Ninety One PLC	73,720	172,128
Numis Corp. PLC(b)	63,384	131,712
Pagegroup PLC	270,104	1,302,811
Pan African Resources PLC	1,818,376	352,109
Patisserie Holdings PLC, NVS(d)	3,062	—
Pets at Home Group PLC	414,960	1,372,035
Picton Property Income Ltd. (The)	543,096	535,627
Polar Capital Holdings PLC	75,240	362,829
Premier Foods PLC	641,896	762,627
Reach PLC	305,216	321,495
Redde Northgate PLC	192,280	734,287
Renewi PLC(a)	79,496	481,614
Sabre Insurance Group PLC(c)	257,336	265,011
Safestore Holdings PLC	162,488	1,683,437
Savills PLC	140,904	1,331,261
Serica Energy PLC	207,480	716,723
Spirent Communications PLC	608,912	1,807,492
SThree PLC	126,008	537,562
Strix Group PLC	165,548	205,038
TBC Bank Group PLC	41,040	886,698
Telecom Plus PLC	63,688	1,548,265
Tyman PLC	194,712	428,445
Volution Group PLC	196,384	695,146
Warehouse REIT PLC	323,912	445,755
Watkin Jones PLC	228,760	245,552
Wickes Group PLC	270,712	393,654
Wincanton PLC	123,576	468,361
		59,366,834
United States — 0.2%
Resolute Forest Products Inc.(a)	45,904	955,245

Total Common Stocks — 99.0%
(Cost: $456,929,666)		414,286,092
Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	8,574	$344,994
Einhell Germany AG, Preference Shares, NVS	1,393	191,023
STO SE & Co. KGaA, Preference Shares, NVS	2,584	332,842
		868,859
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	30,882	424,180

Total Preferred Stocks — 0.3%
(Cost: $1,526,718)		1,293,039

Total Long-Term Investments — 99.3%
(Cost: $458,456,384)		415,579,131

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	3,582,789	3,582,073
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	110,000	110,000

Total Short-Term Securities — 0.9%
(Cost: $3,691,999)		3,692,073

Total Investments — 100.2%
(Cost: $462,148,383)		419,271,204

Liabilities in Excess of Other Assets — (0.2)%		(1,035,113)

Net Assets — 100.0%		$418,236,091

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,998,368	$—		$(416,210	)(a)	$292	$(377)	$3,582,073	3,582,789	$5,088	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	10,000	(a)	—		—	—	110,000	110,000	1,066		—
						$292	$(377)	$3,692,073		$6,154		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	35	12/16/22	$1,250	$83,346
FTSE 100 Index	17	12/16/22	1,386	29,814
				$113,160

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,676,175	$319,609,917	$—	$414,286,092
Preferred Stocks	—	1,293,039	—	1,293,039
Money Market Funds	3,692,073	—	—	3,692,073
	$98,368,248	$320,902,956	$—	$419,271,204
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$113,160	$—	$113,160

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust